PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statements of Operations
Net revenue	¥ 1,055,960	¥ 703,636	¥ 468,337
Cost of revenue	(790,286)	(514,997)	(388,171)
Gross profit	265,674	188,639	80,166
Operating expenses
Selling and marketing expenses	(71,578)	(57,588)	(40,556)
General and administrative expenses	(227,370)	(128,714)	(113,711)
Research and development expenses	(9,100)	(3,554)	(1,597)
Loss from operations	(42,374)	(1,217)	(75,698)
Other income (expenses):
Interest income	2,070	1,355	6,935
Interest expenses	(265,234)	(126,901)	(131,908)
Gain on remeasurement of equity investment			62,506
Others, net	284	1,174	(412)
Loss before income taxes	(284,727)	(110,567)	(134,582)
Income tax expenses	8,315	11,983	4,583
Net loss	(276,412)	(98,584)	(129,999)
Parent Company
Condensed Statements of Operations
Cost of revenue	(2,381)
Gross profit	(2,381)
Operating expenses
Selling and marketing expenses	(8,914)	(1,566)	(2,387)
General and administrative expenses	(82,794)	(14,665)	(32,166)
Research and development expenses	(52)
Loss from operations	(94,141)	(16,231)	(34,553)
Other income (expenses):
Interest income	16		80
Interest expenses	(97,603)	(3,297)	(35,192)
Gain on remeasurement of equity investment			62,506
Equity in loss of subsidiaries	(84,952)	(79,056)	(122,742)
Others, net	268		(98)
Loss before income taxes	(276,412)	(98,584)	(129,999)
Net loss	¥ (276,412)	¥ (98,584)	¥ (129,999)